Financial Instruments and Financial Risk Management (Details) - Schedule of recognized in profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Recognized In Profit Or Loss Abstract
Stocks investment profit (loss)	$ (16)	$ 61
Debentures investment profit (loss)	(167)	19
Amounts recognized in profit or loss	$ (183)	$ 80